Cover	Jun. 08, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Form 8-K filed on June 10, 2022 reported certain events under Item 2.02 - Results of Operation and Financial Condition rather than under Item 2.03.
Document Period End Date	Jun. 08, 2022
Entity File Number	001-20191
Entity Registrant Name	INTRUSION INC.
Entity Central Index Key	0000736012
Entity Tax Identification Number	75-1911917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 East Park Blvd
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	(972)
Local Phone Number	234-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	INTZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false